Other Payables	12 Months Ended
Dec. 31, 2022
Other payables [Abstract]
Other Payables

Note 8 — Other payables

	December 31,
	2022	2021
	U.S. dollars in thousands
Employees and payroll accruals (*)	$751	$115
Short term lease liability	64	-
Accrued expenses	413	443
	$1,228	$558

(*)	includes share-based payment compensation liability of $ 370 thousand. See note 14.